Equity - Additional Information (Detail) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions			3 Months Ended	6 Months Ended
	Mar. 13, 2020	Dec. 19, 2019	Apr. 30, 2020	Apr. 30, 2020
Disclosure of classes of share capital [line items]
Percentages of risk-weighted assets decrease in domestic stability buffer	1.25%
Normal Course Issuer Bid [member] | Share repurchase program December 24, 2019 to December 23, 2020 [member]
Disclosure of classes of share capital [line items]
Maximum number of shares approved for repurchase		30.0
Normal Course Issuer Bid [member] | Share repurchase program June 18, 2019 to December 23, 2019 [member]
Disclosure of classes of share capital [line items]
Common shares repurchase programs			7.8	12.0
Repurchased average price per share			$ 68.98	$ 70.55
Repurchases amount			$ 541	$ 847